Summary of Significant Accounting Policies (10K) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 02, 2013
Deferred financing costs				$ 983,857
Capitalized related cost			551,034
Amortization of deferred financing costs	$ 70,311	$ 414,917	661,617	60,398
Uncertain tax positions
Interest and/or penalties related to income tax
Depositor [Member]
Federal insurance coverage cost	$ 250,000				$ 250,000
Minimum [Member]
Estimated useful lives of property and equipment	3 years		3 years
Maximum [Member]
Estimated useful lives of property and equipment	7 years		7 years